CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Retained Earnings [Member]	Unearned Compensation [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deferred Compensation Plan Shares [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2011	$ 26,999	$ 11,621	$ 16,058	$ (76)	$ 767	$ (717)	$ (654)
Balance (in shares) at Dec. 31, 2011		1,162,725
Net income	2,938	0	2,938	0	0	0	0
Other comprehensive loss	(108)	0	0	0	(108)	0	0
Cash dividends	(601)	0	(601)	0	0	0	0
Shares acquired: deferred compensation	0	50	0	0	0	(50)	0
Shares divested: deferred compensation	0	(62)	0	0	0	62	0
Restricted shares awarded	0	0	(18)	(42)	0	0	60
Restricted shares awarded (in shares)		2,200
Stock-based compensation expense	71	30	0	41	0	0	0
Issuance of treasury stock under stock option plans	6	0	(8)	0	0	0	14
Issuance of treasury stock under stock option plans (in shares)		500
Issuance of treasury stock for deferred compensation plan	83	82	(38)	0	0	(82)	121
Issuance of treasury stock for deferred compensation plan (in shares)		4,415
Balance at Dec. 31, 2012	29,388	11,721	18,331	(77)	659	(787)	(459)
Balance (in shares) at Dec. 31, 2012		1,169,840
Net income	3,055	0	3,055	0	0	0	0
Other comprehensive loss	(314)	0	0	0	(314)	0	0
Cash dividends	(718)	0	(718)	0	0	0	0
Shares acquired: deferred compensation	0	64	0	0	0	(64)	0
Shares divested: deferred compensation	0	(11)	0	0	0	11	0
Restricted shares awarded	0	0	(41)	(144)	0	0	185
Restricted shares awarded (in shares)		6,750
Stock-based compensation expense	96	34	0	62	0	0	0
Issuance of treasury stock under stock option plans	12	0	(13)	0	0	0	25
Issuance of treasury stock under stock option plans (in shares)		900
Issuance of treasury stock for deferred compensation plan	69	70	(28)	0	0	(70)	97
Issuance of treasury stock for deferred compensation plan (in shares)		3,578
Balance at Dec. 31, 2013	31,588	11,878	20,586	(159)	345	(910)	(152)
Balance (in shares) at Dec. 31, 2013		1,181,068
Net income	3,296	0	3,296	0	0	0	0
Other comprehensive loss	(89)	0	0	0	(89)	0	0
Cash dividends	(843)	0	(843)	0	0	0	0
Shares acquired: deferred compensation	0	73	0	0	0	(73)	0
Issuance of common stock for deferred compensation plan	40	40	0	0	0	0	0
Issuance of common stock for deferred compensation plan (in shares)		1,660
Shares divested: deferred compensation	1	(23)	1	0	0	23	0
Restricted shares awarded	0	97	0	(97)	0	0	0
Restricted shares awarded (in shares)		3,950
Stock-based compensation expense	127	39	0	88	0	0	0
Issuance of common stock under stock option plans	12	12	0	0	0	0	0
Issuance of common stock under stock option plans (in shares)		1,000
Issuance of treasury stock under stock option plans	33	0	(37)	0	0	0	70
Issuance of treasury stock under stock option plans (in shares)		2,575
Issuance of treasury stock for deferred compensation plan	61	61	(16)	0	0	(62)	78
Issuance of treasury stock for deferred compensation plan (in shares)		2,825
Balance at Dec. 31, 2014	$ 34,226	$ 12,177	$ 22,987	$ (168)	$ 256	$ (1,022)	$ (4)
Balance (in shares) at Dec. 31, 2014		1,193,078